Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - Finite-Lived Intangible Assets [Member]	Dec. 31, 2025 USD ($)
Schedule of Estimated Future Amortization Expenses [Line Items]
Fiscal year 2026	$ 5,230
Fiscal year 2027	5,230
Fiscal year 2028	5,230
Fiscal year 2029	5,230
Fiscal year 2030	5,230
Thereafter	14,165
Total	$ 40,315